INCOME TAX - Reconciliation Between The PRC Statutory Income Tax Rate And Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Between The PRC Statutory Income Tax Rate and Effective Income Tax Rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax-exempt entities and tax rates in different jurisdictions	(1.74%)	(5.72%)	(21.95%)
Effect of PRC preferential tax rates	(8.67%)	(7.72%)	(10.43%)
Effect of permanent difference	1.77%	0.36%	(11.00%)
Changes in valuation allowance	(3.33%)	(2.40%)	16.63%
Others	1.46%	0.51%	10.08%
Effective tax rate	(14.49%)	(10.03%)	(8.33%)